FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 416	$ 241
Non-recourse borrowings	3,563	3,486
Financial liabilities	995	1,031
Exchangeable and class B shares	4,466	2,221
Loans payable to Brookfield Infrastructure	131	1,143
Interest Expense:
Non-recourse borrowings	761	776
Loans payable to Brookfield Infrastructure		476
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	414	240
Non-recourse borrowings	0	12
Financial liabilities	995	23
Exchangeable and class B shares	4,466	2,221
Loans payable to Brookfield Infrastructure	131	0
Interest Expense:
Non-recourse borrowings	98	84
Loans payable to Brookfield Infrastructure		52
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	2	1
Non-recourse borrowings	1,276	0
Financial liabilities	0	969
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	73	77
Loans payable to Brookfield Infrastructure		52
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Non-recourse borrowings	271	1,601
Financial liabilities	0	39
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	61
Interest Expense:
Non-recourse borrowings	195	191
Loans payable to Brookfield Infrastructure		155
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Non-recourse borrowings	2,016	1,873
Financial liabilities	0	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	1,082
Interest Expense:
Non-recourse borrowings	$ 395	424
Loans payable to Brookfield Infrastructure		$ 217